Goodwill and Finite Life Intangibles Assets - Future Amortization Expense (Details) (USD $)	Sep. 30, 2014
Goodwill and Finite Life Intangibles Assets
Three months ended December 31, 2014	$ 134,999
2015	589,000
2016	589,000
2017	160,667
2018	75,000
Thereafter	35,584
Net Assets	$ 1,584,250